SCHEDULE OF INTANGIBLE ASSETS SUBJECT TO AMORTIZATION (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	$ 179,440	$ 179,440
Intangible assets accumulated amortization	(95,136)	(76,526)
Intangible assets net	84,304	102,914
Customer Contracts and Relationships [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	153,500	153,500
Intangible assets accumulated amortization	(76,899)	(61,477)
Intangible assets net	76,601	92,023
Trademarks and Trade Names [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets gross	25,940	25,940
Intangible assets accumulated amortization	(18,237)	(15,049)
Intangible assets net	$ 7,703	$ 10,891